Debt	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Debt [Line Items]
Debt

12. Debt

The Group has a loan balance to Reyl Bank of $28.1 million, $24.7 million, and $29.5 million plus accrued interest of $57 thousand, $32 thousand, and $51 thousand, as of December 31, 2025, 2024, and 2023, respectively. The loan bears interest at a variable rate equal to the Swiss Average Rate Overnight (“SARON”) 1- to 3-month rate, subject to a 0% floor, plus a credit margin of 2.25% per annum and a minimum liquidity-provision cost of 0.20% per annum, which may be adjusted by the Bank depending on market conditions. Interest is payable at the end of each quarterly interest period and debited directly from the Group’s account. Overdue amounts accrue interest at a rate equal to the SARON base rate (subject to the same 0% floor) plus 3.50% per annum until repayment. The effective interest rate on the outstanding loan during the years ended December 31, 2025, 2024, and 2023 was 2.4%, 2.9%, and 4.2%, respectively. For the years ended December 31, 2025, 2024, and 2023, interest expense on the Reyl Loan was $0.7 million. $0.7 million, $0.7 million, respectively, and is recorded within interest expenses in the Group’s consolidated statements of operations and comprehensive income.

The ultimate maturity date of the loan is March 10, 2027. The balance of the loan outstanding that is classified as current is $3.2 million, inclusive of $29 thousand of accrued interest, and $0 as of December 31, 2025 and 2024, respectively, representing contractual principal payments due within twelve months of each reporting date.

The loan is secured by a pledge over assets held by the Group at Reyl Bank, including publicly traded ETP certificates. These assets had a market value of $136.0 million and $145.8 million as of December 31, 2025 and 2024, respectively. A portion of these assets will remain pledged with Reyl Bank until the loan is fully settled. The pledge provides the Bank priority over the collateral in the event of default.

The loan had an initial term of twelve months from the disbursement date and automatically renews for successive twelve-month periods up to five years from the original disbursement date unless either party provides at least three months’ prior written notice. The facility is structured on an in-fine basis and is subject to repayments in the amount of 10% of the outstanding loan balance per year, beginning after a two-year grace period, with the remaining balance being repaid in full at maturity. Required amortization may be satisfied by depositing eligible financial assets of equivalent lending value, as determined by the Bank. The borrower may also prepay the loan, in whole or in part, on each interest-period renewal date without penalty.

The agreement includes loan-to-value (“LTV”) requirements under which the lending value is set at 20%. A margin call is triggered if the LTV reaches or exceeds 30%, and the borrower must restore compliance within 48 hours through repayment or the deposit of eligible collateral. If the LTV reaches 50% or higher, the Bank may enforce the collateral immediately and may liquidate assets without judicial formalities. These provisions constitute significant covenants and could result in the acceleration of repayment if breached.

The Group paid a $27 thousand (CHF 25 thousand) application fee and was responsible for all legal, administrative, and collateral-related expenses. Based on the terms of the loan agreement, the Group must also maintain an amount equivalent to six months of interest expense in the account to support upcoming interest obligations. Events of default under the agreement include, among others, failure to maintain collateral, failure to satisfy margin-call requirements, non-payment of amounts due, breaches of undertakings or representations, insolvency-related events, adverse changes affecting the borrower’s financial condition or ownership structure, or other events that may materially affect the borrower’s ability to perform its obligations. Upon an event of default, all outstanding amounts become immediately due, and payable, and the Bank may proceed with collateral enforcement.

The Bank may assign or transfer its rights under the agreement, including for securitization purposes, whereas the borrower is not permitted to assign its rights or obligations. The loan agreement is governed by Swiss law, with exclusive jurisdiction in the courts of the Canton of Geneva, Switzerland.

As of December 31, 2025, the Group’s schedule of CHF denominated payments translated into USD is as follows:

Amount Due
2026	$3,151
2027	24,973
Total	$28,124